Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.13%
Agricultural & Farm Machinery–0.98%
AGCO Corp.(b)	1,067,621	$109,068,161
Agricultural Products & Services–0.93%
Darling Ingredients, Inc.(b)(c)	1,704,899	103,385,075
Application Software–0.30%
Mitek Systems, Inc.(b)(c)	1,986,370	33,172,379
Asset Management & Custody Banks–0.40%
WisdomTree, Inc.(b)	2,277,798	44,120,947
Cargo Ground Transportation–2.33%
ArcBest Corp.	739,500	106,746,825
Saia, Inc.(b)(c)	304,511	105,857,159
Werner Enterprises, Inc.(b)	1,245,928	46,622,626
		259,226,610
Casinos & Gaming–0.74%
PENN Entertainment, Inc.(b)(c)	4,024,925	82,631,710
Commodity Chemicals–0.09%
Orion S.A. (Germany)	1,541,648	10,406,124
Communications Equipment–1.99%
Applied Optoelectronics, Inc.(b)(c)	1,369,547	129,175,673
Lumentum Holdings, Inc.(c)	128,081	91,442,149
		220,617,822
Construction & Engineering–0.36%
AECOM(b)	548,453	39,702,513
Construction Machinery & Heavy Transportation Equipment– 1.93%
Astec Industries, Inc.	461,113	23,359,985
NFI Group, Inc. (Canada)(c)	1,451,188	26,107,616
Oshkosh Corp.	803,527	114,430,280
Terex Corp.	802,148	50,406,980
		214,304,861
Construction Materials–1.40%
James Hardie Industries PLC, ADR(c)	5,895,658	154,996,849
Copper–0.76%
Capstone Copper Corp. (Canada)(c)	8,924,992	84,739,197
Diversified Banks–0.67%
Fifth Third Bancorp	1,325,179	74,872,614
Diversified Chemicals–0.26%
Huntsman Corp.(b)	2,966,263	28,950,727
Diversified Metals & Mining–1.79%
Hudbay Minerals, Inc. (Canada)(b)	3,139,282	71,418,665
Teck Resources Ltd., Class B (Canada)	2,114,933	127,403,564
		198,822,229
Electric Utilities–1.47%
NRG Energy, Inc.	1,218,507	163,633,305
Shares		Value
Electrical Components & Equipment–2.28%
EnerSys(b)	371,496	$69,116,831
Generac Holdings, Inc.(c)	402,078	79,253,595
Regal Rexnord Corp.	510,902	104,852,417
		253,222,843
Electronic Components–3.29%
Coherent Corp.(c)	1,388,577	365,043,008
Electronic Equipment & Instruments–0.95%
Crane NXT Co.(b)	2,032,961	105,612,324
Environmental & Facilities Services–0.62%
ABM Industries, Inc.(b)	1,436,098	68,803,455
Fertilizers & Agricultural Chemicals–0.24%
Mosaic Co. (The)(b)	1,197,010	26,477,861
Gold–1.68%
Equinox Gold Corp. (Canada)(b)	6,982,499	62,493,366
OR Royalties, Inc. (Canada)	1,277,900	37,976,470
Royal Gold, Inc.	433,712	86,026,775
		186,496,611
Health Care Equipment–5.69%
Globus Medical, Inc., Class A(b)(c)	1,012,359	79,763,766
Integer Holdings Corp.(b)(c)(d)	2,060,471	249,749,690
Integra LifeSciences Holdings Corp.(b)(c)	3,389,024	56,427,249
LivaNova PLC(b)(c)	1,679,556	134,599,618
QuidelOrtho Corp.(b)(c)	3,020,112	50,647,278
Teleflex, Inc.(b)	444,863	60,817,221
		632,004,822
Health Care Facilities–0.69%
Concentra Group Holdings Parent, Inc.(b)	2,430,702	76,931,718
Hotels, Resorts & Cruise Lines–0.78%
Expedia Group, Inc.	99,897	29,443,642
Travel + Leisure Co.(b)	748,310	56,886,526
		86,330,168
Industrial Machinery & Supplies & Components–5.66%
ESAB Corp.(b)	1,864,526	161,337,435
Gates Industrial Corp Ltd.(c)	2,298,450	64,310,631
JBT Marel Corp.(b)	1,294,969	179,314,357
Middleby Corp. (The)(b)(c)	770,562	102,931,672
Midera Food Processing, Inc.(c)	770,562	36,948,448
Timken Co. (The)(b)	607,102	83,506,880
		628,349,423
Investment Banking & Brokerage–0.48%
Lazard, Inc.	1,260,985	53,440,544
Life & Health Insurance–2.33%
Globe Life, Inc.	1,416,810	258,213,623
Life Sciences Tools & Services–4.04%
Avantor, Inc.(b)(c)	9,615,932	132,507,543
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Charles River Laboratories International, Inc.(b)(c)	627,460	$145,890,725
ICON PLC(c)	1,042,659	170,542,519
		448,940,787
Metal, Glass & Plastic Containers–1.20%
Crown Holdings, Inc.	1,135,119	133,773,774
Office Services & Supplies–0.26%
MillerKnoll, Inc.	1,289,536	29,040,351
Oil & Gas Drilling–1.02%
Patterson-UTI Energy, Inc.(b)	10,814,304	113,333,906
Oil & Gas Equipment & Services–0.46%
Helix Energy Solutions Group, Inc.(c)	5,339,154	50,775,355
Oil & Gas Exploration & Production–12.48%
Advantage Energy Ltd. (Canada)(c)	5,069,227	39,777,078
Antero Resources Corp.(c)	4,315,314	155,955,448
APA Corp.(b)	3,695,960	137,933,227
California Resources Corp.(b)	1,665,345	87,630,454
Chord Energy Corp.	1,135,069	159,340,986
Crescent Energy Co., Class A(b)	6,254,043	71,733,873
EQT Corp.	542,412	28,905,136
Expand Energy Corp.	820,144	77,118,140
Kosmos Energy Ltd. (Ghana)(c)	8,853,928	23,817,066
Murphy Oil Corp.(b)	2,260,804	89,844,351
Northern Oil and Gas, Inc.(b)	1,721,189	36,403,148
Ovintiv, Inc.	3,167,737	197,856,853
Range Resources Corp.(b)	2,832,690	113,704,177
Viper Energy, Inc., Class A(b)	1,583,325	70,632,128
Whitecap Resources, Inc. (Canada)	8,146,613	96,119,399
		1,386,771,464
Regional Banks–12.03%
Citizens Financial Group, Inc.	1,481,662	106,161,082
East West Bancorp, Inc.	1,235,859	161,897,529
Five Star Bancorp	290,943	13,729,600
Huntington Bancshares, Inc.	6,513,857	110,996,123
Pinnacle Financial Partners, Inc.	2,397,939	252,335,121
Renasant Corp.(b)	2,493,940	108,660,966
SouthState Bank Corp.	1,747,884	183,685,129
Webster Financial Corp.	2,463,735	190,249,617
Western Alliance Bancorporation	2,599,283	209,216,289
		1,336,931,456
Research & Consulting Services–3.96%
Amentum Holdings, Inc.(b)(c)	4,226,948	93,838,245
KBR, Inc.(b)	4,177,608	152,942,229
Parsons Corp.(b)(c)	1,166,690	51,579,365
Science Applications International Corp.(b)	1,210,684	141,807,417
		440,167,256
Semiconductor Materials & Equipment–7.61%
Entegris, Inc.	2,087,031	248,461,041
Ichor Holdings Ltd.(c)	1,387,337	104,424,856
Shares		Value
Semiconductor Materials & Equipment–(continued)
MKS, Inc.(b)	1,146,556	$341,043,082
Ultra Clean Holdings, Inc.(b)(c)	1,820,179	151,639,112
		845,568,091
Semiconductors–9.03%
Allegro MicroSystems, Inc.(b)(c)	4,439,786	184,251,119
Melexis N.V. (Belgium)(d)	2,327,524	182,766,700
Penguin Solutions, Inc.(b)(c)(d)	3,899,018	205,205,317
Rambus, Inc.(c)	3,046,794	277,349,658
Silicon Motion Technology Corp., ADR (Taiwan)	604,271	153,243,125
		1,002,815,919
Specialized Finance–0.16%
Burford Capital Ltd.(b)	4,359,943	17,962,965
Specialty Chemicals–2.18%
Avient Corp.(b)	1,707,541	62,017,889
Element Solutions, Inc.	4,914,105	180,495,077
		242,512,966
Trading Companies & Distributors–0.61%
WESCO International, Inc.	196,387	67,456,971
Total Common Stocks & Other Equity Interests (Cost $8,073,345,490)		10,679,628,784

Exchange-Traded Funds–0.35%
VanEck Junior Gold Miners ETF (Cost $47,209,352)(b)	402,475	38,392,090
Money Market Funds–3.61%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)	140,447,666	140,447,666
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)	260,459,524	260,459,524
Total Money Market Funds (Cost $400,907,190)		400,907,190
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $8,521,462,032)		11,118,928,064
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.60%
Invesco Private Government Fund, 3.69%(d)(e)(f)	169,679,980	169,679,980
Invesco Private Prime Fund, 3.82%(d)(e)(f)	452,822,485	452,867,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $622,534,370)		622,547,747
TOTAL INVESTMENTS IN SECURITIES–105.69% (Cost $9,143,996,402)		11,741,475,811
OTHER ASSETS LESS LIABILITIES—(5.69)%		(631,677,436)
NET ASSETS–100.00%		$11,109,798,375
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$38,097,011	$207,395,845	$(105,045,190)	$-	$-	$140,447,666	$635,533
Invesco Treasury Portfolio, Institutional Class	70,379,737	385,163,713	(195,083,926)	-	-	260,459,524	1,173,392
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	128,814,200	561,111,641	(520,245,861)	-	-	169,679,980	1,695,709*
Invesco Private Prime Fund	359,711,400	1,155,604,916	(1,062,458,127)	13,377	(3,799)	452,867,767	4,631,411*
Investments in Other Affiliates:
Integer Holdings Corp.	186,331,960	-	(5,422,863)	67,384,527	1,456,066	249,749,690	-
Melexis N.V.	192,505,439	3,509,081	-	(13,247,820)	-	182,766,700	4,538,811
Penguin Solutions, Inc.	121,146,172	-	(5,428,742)	86,286,072	3,201,815	205,205,317	-
Total	$1,096,985,919	$2,312,785,196	$(1,893,684,709)	$140,436,156	$4,654,082	$1,661,176,644	$12,674,856

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/31/2026	Bank of New York Mellon (The)	USD	13,319,854	EUR	11,637,620	$114,430
Currency Risk
08/31/2026	Canadian Imperial Bank of Commerce	EUR	167,581,728	USD	190,876,594	(2,577,103)
Total Forward Foreign Currency Contracts						$(2,462,673)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,496,862,084	$182,766,700	$—	$10,679,628,784
Exchange-Traded Funds	38,392,090	—	—	38,392,090
Money Market Funds	400,907,190	622,547,747	—	1,023,454,937
Total Investments in Securities	10,936,161,364	805,314,447	—	11,741,475,811
Other Investments - Assets*
Forward Foreign Currency Contracts	—	114,430	—	114,430
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,577,103)	—	(2,577,103)
Total Other Investments	—	(2,462,673)	—	(2,462,673)
Total Investments	$10,936,161,364	$802,851,774	$—	$11,739,013,138

*	Unrealized appreciation (depreciation).
Invesco Small Cap Value Fund